SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended		12 Months Ended				12 Months Ended
	Sep. 12, 2013	Dec. 31, 2013	Dec. 31, 2013 Accounts Receivable [Member]	Dec. 31, 2012 Accounts Receivable [Member]	Dec. 31, 2013 Accounts Receivable [Member] Major Customer One [Member]	Dec. 31, 2013 Accounts Receivable [Member] Major Customer Two [Member]	Dec. 31, 2013 Sales Revenue [Member] Krill Oil [Member]	Dec. 31, 2012 Sales Revenue [Member] Krill Oil [Member]
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Shares issued in bonus share distribution	67
Concentration Risk [Line Items]
Concentration risk percentage			10.00%	10.00%			53.80%	49.80%
Number of major customers			2	1
Gross accounts receivable				$ 2,440	$ 4,172	$ 3,688
FDIC insured limit		$ 250